Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Oct. 14, 2023	Oct. 06, 2023	Nov. 30, 2023	Nov. 29, 2023	Nov. 10, 2023	Oct. 11, 2023
Subsequent Events (Details) [Line Items]
Deposits					$ 80,000	$ 80,000
Aggregate principal amount				$ 362,798
Interest rate		8.00%
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount			$ 60,000	362,798
Sponsor [Member] | Unsecured Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount			$ 60,000	$ 362,798
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 15,819,209
Interest rate		5.00%
Late charges		12.00%
Common stock, par value (in Dollars per share)		$ 0.0001
Conversion price (in Dollars per share)		10
Floor price (in Dollars per share)		6
Conversion price decrease (in Dollars per share)		$ 10
Conversion amount percentage		115.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Lender’s ability to convert the Note into shares of Common Stock is subject to a 4.99% blocker, such that Lender cannot convert the Note into shares of Common Stock to the extent it will make the Lender a beneficial owner of more than 4.99% of the Common Stock. The Company has the option to prepay the Note, upon thirty (30) business day written notice, by paying the product of the 20% redemption premium multiplied by the greater of (i) the conversion amount to be redeemed and (ii) the product of (x) the Conversion Rate with respect to the conversion amount to be redeemed multiplied by (y) the greatest closing sale price of our Common Stock on any trading day immediately preceding such notice of redemption and the date the Company makes the entire payment required. Based on the terms of the Note, the Company will receive proceeds under the Note in an amount of $13,700,000, before payment of expenses
Amendment To Merger Agreement [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 15,819,209
Common Stock, Shares, Issued (in Shares)	25,100,000
Preferred Stock, Shares Issued (in Shares)	39,000
Cash payment	$ 2,000,000
Amendment To Merger Agreement [Member] | Humble [Member]
Subsequent Events (Details) [Line Items]
Ownership of common stock	100.00%
Satisfaction And Discharge Agreement [Member]
Subsequent Events (Details) [Line Items]
Deferred underwriting commission	$ 4,025,000
Placement agent fee	1,370,000
Cash paid	$ 500,000
Common stock outstanding (in Shares)	500,000
Sponsor [Member] | Private Placement [Member] | Unsecured Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)			$ 10	$ 10